Commitments and Contingencies - Schedule of Maturity of Lease Liabilities (Details)	Sep. 30, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Remainder of 2020	$ 65,092
2021	58,741
2022	64,826
2023	64,693
2024	15,868
Total lease payments	269,220
Less: interest	(35,123)
Present value of lease liabilities	$ 234,097